INVESTMENTS IN ASSOCIATES - Summarised statement of comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summarised statement of comprehensive income
Revenue	$ 5,215	$ 5,212	$ 4,560
Attributable profit for the year	223	524	448
Total comprehensive income for the year	133	564	$ 449
Income statement profit	$ (32)	$ 9
Percentage of associate held	28.30%	29.20%
Bioventus LLC
Summarised statement of comprehensive income
Revenue	$ 386	$ 300
Attributable profit for the year	(129)	22
Group adjustments	17	10
Total comprehensive income for the year	(112)	32
Income statement profit	$ (32)	$ 9
Percentage of associate held	28.30%	29.20%